UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05502

Comstock Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Comstock Capital Value Fund

Annual Report — April 30, 2021

To Our Shareholders,

Enclosed are the audited financial statements, including the statement of net assets, as of April 30, 2021, with a description of factors that affected the Fund’s performance during the past year. In addition to the Performance Discussion below that outlines the relevant market conditions and investment strategies used by the portfolio managers, we also sent you a general commentary from the portfolio managers regarding the Comstock Capital Value Fund. Both the commentary and the financial statements, including the statement of net assets, will be available on our website at www.gabelli.com/funds.

Performance Discussion (Unaudited)

On November 6, 2019, the Fund’s shareholders approved several proposals, including a change in the nature of the Fund’s business to cease to be an investment company under the 1940 Act and de-register as a registered investment company with the SEC (the “Reorganization Proposal”). Since that time, the Fund’s portfolio has consisted of U.S. Treasury obligations, while the Fund awaits the SEC’s decision on its Reorganization Proposal.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through April 30, 2021 (Unaudited)

	1 Year	5 Year	10 Year	15 Year	Since Inception (10/10/85)(a)
Class A (DRCVX)	(2.89)%	(13.18)%	(13.86)%	(11.16)%	(5.31)%
Class AAA (COMVX) (b)	(2.89)	(13.16)	(13.83)	(11.14)	(5.30)
Class C (CPCCX) (b)	(2.78)	(13.67)	(14.39)	(11.77)	(5.84)
Class I (CPCRX) (b)	(2.55)	(12.94)	(13.61)	(10.91)	(5.12)
S&P 500 Index (c)	45.98	17.42	14.17	10.30	11.71 (d)

(a)	Returns would have been lower had Gabelli Funds, LLC, the Adviser not reimbursed certain expenses of the Fund for periods prior to October 31, 2002.

(b)	The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on December 8, 2008, and Class C Shares and Class I Shares on August 22, 1995. The actual performance of the Class C Shares would have been lower and the Class AAA Shares and Class I Shares would have been higher due to the expenses associated with the Class A Shares.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	Since September 30, 1985, the date closest to the Fund’s inception date for which data is available.

In the current prospectus dated August 28, 2020 the expense ratios for Comstock Capital Value Fund Class AAA, A, C, and I Shares are 5.84%, 6.09%, 6.16% and 4.86%, respectively. See page 8 for the expense ratios for the year ended April 30, 2021.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

COMSTOCK CAPITAL VALUE FUND (CLASS A SHARES) AND S&P 500 INDEX (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Comstock Capital Value Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from November 1, 2020 through April 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended April 30, 2021.

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratio	Expenses Paid During Period*
Comstock Capital Value Fund
Actual Fund Return
Class AAA	$1,000.00	$ 989.30	2.57%	$12.68
Class A	$1,000.00	$ 989.30	2.60%	$12.82
Class C	$1,000.00	$ 993.70	2.59%	$12.80
Class I	$1,000.00	$ 989.60	2.34%	$11.54
Hypothetical 5% Return
Class AAA	$1,000.00	$1,012.05	2.57%	$12.82
Class A	$1,000.00	$1,011.90	2.60%	$12.97
Class C	$1,000.00	$1,011.95	2.59%	$12.92
Class I	$1,000.00	$1,013.19	2.34%	$11.68

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2021:

Comstock Capital Value Fund

U.S. Government Obligations	103.9%
Other Assets and Liabilities (Net)	(3.9)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund

Statement of Net Assets

April 30, 2021

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 103.9%
$3,945,000	0.034% to 0.085%†, 06/03/21 to 10/28/21	$3,944,625
TOTAL INVESTMENTS
(Cost $3,944,390)	103.9%	3,944,625

Payable for distribution fees	(0.0)%	(405)
Other Assets and Liabilities (Net)	(3.9)%	(146,088)

NET ASSETS
(applicable to 1,013,422 shares outstanding)	100.0%	$3,798,132
Net Assets Consist of:
Paid-in capital		$137,558,742
Total accumulated loss		(133,760,610)
TOTAL NET ASSETS		$3,798,132
Shares of Capital Stock, each at $0.001 par value;
125,000,000 shares authorized:
Class AAA:
Net Asset Value and redemption price per share ($207,891 ÷ 56,212 shares outstanding)		$3.70
Class A:
Net Asset Value and redemption price per share ($1,553,883 ÷ 421,330 shares outstanding)		$3.69
Class C:
Net Asset Value and redemption price per share ($49,233 ÷ 15,640 shares outstanding)		$3.15
Class I:
Net Asset Value and redemption price per share ($1,987,125 ÷ 520,240 shares outstanding)		$3.82

Statement of Operations

For the Year Ended April 30, 2021

Investment Income:
Interest	$4,968
Total Investment Income	4,968
Expenses:
Investment advisory fees	40,792
Distribution fees - Class AAA	573
Distribution fees - Class A	4,075
Distribution fees - Class C	1,280
Legal and audit fees	32,146
Shareholder communications expenses	30,765
Shareholder services fees	22,519
Registration expenses	20,708
Miscellaneous expenses	11,118
Total Expenses	163,976
Advisory fee reduction	(40,792)
Net Expenses	123,184
Net Investment Loss	(118,216)
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	7
Net change in unrealized appreciation/depreciation on investments	(779)
Net Realized and Unrealized Gain/(Loss) on Investments	(772)
Net Decrease in Net Assets Resulting from Operations	$(118,988)

†	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Changes in Net Assets

	Year Ended April 30, 2021	Year Ended April 30, 2020
Operations:
Net investment loss	$(118,216)	$(386,635)
Net realized gain/(loss) on investments, securities sold short, and futures contracts	7	(2,248,999)
Net change in unrealized appreciation/depreciation on investments, securities sold short, and futures contracts	(779)	1,230,895
Net Decrease in Net Assets Resulting from Operations	(118,988)	(1,404,739)

Capital Stock Transactions:
Proceeds from shares sold
Class AAA	2,812	187,736
Class A	149,013	2,336,493
Class C	—	372,642
Class I	—	7,835,329
	151,825	10,732,200
Cost of shares redeemed
Class AAA	(33,454)	(1,335,204)
Class A	(261,342)	(6,255,803)
Class C	(274,033)	(2,112,450)
Class I	(218,877)	(11,061,339)
	(787,706)	(20,764,796)
Net Decrease in Net Assets from Capital Stock Transactions	(635,881)	(10,032,596)
Redemption Fees	—	6,337
Net Decrease in Net Assets	(754,869)	(11,430,998)
Net Assets:
Beginning of year	4,553,001	15,983,999
End of year	$3,798,132	$4,553,001

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations								Ratios to Average Net Assets/ Supplemental Data
Year Ended April 30	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain/(Loss) on Investments		Total from Investment Operations	Redemption Fees (a)		Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Loss	Operating Expenses		Portfolio Turnover Rate
Class AAA
2021	$3.81	$(0.11)	$(0.00	)(b)	$(0.11)	—		$3.70	(2.89)%	$208	(3.00)%	3.12	%(c)	0%
2020	4.31	(0.15)	(0.35)		(0.50)	$0.00	(d)	3.81	(11.60)	245	(3.60)	5.80	(e)(f)(g)(h)	79
2019	5.05	(0.05)	(0.69)		(0.74)	0.00	(d)	4.31	(14.65)	1,498	(1.02)	3.38	(f)(g)(h)	0
2018	5.60	(0.09)	(0.46)		(0.55)	0.00	(d)	5.05	(9.82)	1,643	(1.77)	2.98	(f)(g)(h)	39
2017	7.49	(0.16)	(1.73)		(1.89)	0.00	(d)	5.60	(25.23)	1,867	(2.32)	2.73	(f)(g)(h)	196
Class A
2021	$3.80	$(0.11)	$(0.00	)(b)	$(0.11)	—		$3.69	(2.89)%	$1,554	(3.00)%	3.12	%(c)	0%
2020	4.29	(0.16)	(0.33)		(0.49)	$0.00	(d)	3.80	(11.42)	1,715	(3.89)	6.05	(e)(f)(g)(h)	79
2019	5.03	(0.05)	(0.69)		(0.74)	0.00	(d)	4.29	(14.71)	6,006	(1.07)	3.38	(f)(g)(h)	0
2018	5.59	(0.10)	(0.46)		(0.56)	0.00	(d)	5.03	(10.02)	8,938	(1.85)	2.98	(f)(g)(h)	39
2017	7.48	(0.15)	(1.74)		(1.89)	0.00	(d)	5.59	(25.27)	29,106	(2.31)	2.73	(f)(g)(h)	196
Class C
2021	$3.24	$(0.09)	$(0.00	)(b)	$(0.09)	—		$3.15	(2.78)%	$49	(3.73)%	3.87	%(c)	0%
2020	3.69	(0.14)	(0.31)		(0.45)	$0.00	(d)	3.24	(12.20)	330	(3.90)	6.12	(e)(f)(g)(h)	79
2019	4.36	(0.07)	(0.60)		(0.67)	0.00	(d)	3.69	(15.37)	2,164	(1.81)	4.13	(f)(g)(h)	0
2018	4.87	(0.12)	(0.39)		(0.51)	0.00	(d)	4.36	(10.47)	2,832	(2.54)	3.73	(f)(g)(h)	39
2017	6.57	(0.17)	(1.53)		(1.70)	0.00	(d)	4.87	(25.88)	3,994	(3.04)	3.48	(f)(g)(h)	196
Class I (i)
2021	$3.92	$(0.10)	$(0.00	)(b)	$(0.10)	—		$3.82	(2.55)%	$1,987	(2.75)%	2.87	%(c)	0%
2020	4.42	(0.11)	(0.39)		(0.50)	$0.00	(d)	3.92	(11.31)	2,263	(2.65)	4.82	(e)(f)(g)(h)	79
2019	5.17	(0.04)	(0.71)		(0.75)	0.00	(d)	4.42	(14.51)	6,316	(0.82)	3.13	(f)(g)(h)	0
2018	5.72	(0.08)	(0.47)		(0.55)	0.00	(d)	5.17	(9.62)	6,673	(1.50)	2.73	(f)(g)(h)	39
2017	7.64	(0.13)	(1.79)		(1.92)	0.00	(d)	5.72	(25.13)	319	(2.00)	2.48	(f)(g)(h)	196

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $(0.005) per share.

(c)	The Adviser has voluntarily agreed to waive the Investment Advisory Fee. For the year ended April 30, 2021, if the waiver had not been received, the expense ratios would have been 4.12% (Class AAA), 4.12% (Class A), 4.87% (Class C), and 3.87% (Class I).

(d)	Amount represents less than $0.005 per share.

(e)	The Adviser paid fees indirectly for the Fund related to legal expenses. For the year ended April 30, 2020, if the payment had not been received, the expense ratios would have been 7.48% (Class AAA), 7.73% (Class A), 7.80% (Class C), and 6.50% (Class I).

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the year ended April 30, 2020, if credits had not been received, the expense ratios would have been 5.81% (Class AAA), 6.06% (Class A), 6.13% (Class C), and 4.83% (Class I). For the years ended April 30, 2019, 2018, and 2017, there was no impact on the expense ratios.

(g)	The Fund incurred interest expense during the years ended April 30, 2020, 2019, 2018, and 2017. For the years ended April 30, 2018 and 2017, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.97% and 2.72% (Class AAA and Class A), 3.72% and 3.47% (Class C), and 2.72% and 2.47% (Class I). For the years ended April 30, 2020 and 2019, the effect of interest expense was minimal.

(h)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the years ended April 30, 2020, 2019, 2018, and 2017 would have been 5.36%, 2.67%, 2.12%, and 1.89% (Class AAA), 5.64%, 2.67%, 2.12%, and 1.89% (Class A), 5.68%, 3.42%, 2.87%, and 2.64% (Class C), and 4.38%, 2.42%, 1.87%, and 1.64% (Class I).

(i)	Effective May 23, 2016, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Comstock Capital Value Fund
Notes to Financial Statements

1. Organization. Comstock Capital Value Fund, the sole series of the Comstock Funds, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2. Proposed Reorganization. On November 6, 2019, the Fund’s shareholders approved the following proposals: (1) a change in the nature of the Company’s business to cease to be an investment company under the 1940 Act and de-register as a registered investment company with the SEC; (2) amendment of the charter of the Company to convert all outstanding shares of stock of the Fund into a single new class of common stock; and (3) approval of the Agreement and Plan of Reorganization between the Company, on its own behalf and on behalf of the Fund, and a newly formed Delaware corporation and the transactions contemplated thereby, including, among other things: (a) transfer by the Fund of all of its assets to New Comstock, Inc. (New Comstock) (which has been established solely for the purpose of acquiring those assets and continuing the Fund’s business) in exchange solely for shares in New Comstock and New Comstock’s assumption of all of the Fund’s liabilities, (b) distributing those shares pro rata to the Fund’s shareholders in exchange for their shares of common stock therein and in complete liquidation thereof, and (c) liquidating and dissolving the Fund. Consistent with the foregoing approvals, the Company began to take the necessary actions to change the nature of the Company’s business to cease to be an investment company. Such actions, among others, included converting the Fund’s current holdings into cash and cash equivalents and the filing of an application with the SEC for de-registration as an investment company. Effective as of the close of business on November 6, 2019, the Fund no longer accepted purchases of Fund shares. Existing shareholders of the Fund will be allowed to redeem their shares at net asset value of the Fund until the Company obtains a de-registration order from the SEC. Once the SEC issues the de-registration order, the Company will complete the reorganization into New Comstock.

3. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked

Comstock Capital Value Fund
Notes to Financial Statements (Continued)

prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board of Directors’ (the Board) determinations as to the fair value of investments).

Comstock Capital Value Fund
Notes to Financial Statements (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of April 30, 2021 is as follows:

Investments
in Securities
Valuation Inputs*	(Market Value)
Level 2 - Other Significant Observable Inputs	$3,944,625

*	Portfolio holdings designated in Level 2 are disclosed in the Statement of Net Assets. Level 2 consists of U.S. Government Obligations.

There were no Level 3 investments held at April 30, 2021 or 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Comstock Capital Value Fund
Notes to Financial Statements (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in miscellaneous expenses in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in miscellaneous expenses in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the current year write-off of net operating loss. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended April 30, 2021, reclassifications were made to decrease paid-in capital by $321,676, with an offsetting adjustment to total accumulated loss.

No distributions were made during the fiscal years ended April 30, 2021 and 2020.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Comstock Capital Value Fund
Notes to Financial Statements (Continued)

As of April 30, 2021, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(133,739,045)
Net unrealized appreciation.	235
Qualified late year loss deferral*	(21,800)
Total.	$(133,760,610)

*	Under the current law, qualified late year losses realized after December 31 through year end for late year ordinary losses and after October 31 through year end for post-October losses may be elected as occurring on the first day of the following year. For the fiscal year ended April 30, 2021, the Fund elected to defer $21,800 of late year ordinary losses.

At April 30, 2021, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$75,093,951
Long term capital loss carryforward with no expiration	58,645,094
Total capital loss carryforwards	$133,739,045

The following summarizes the tax cost of investments and the related net unrealized appreciation at April 30, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$3,944,390	$10,443	(10,208)	$235

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended April 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

4. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. While continuing its responsibilities to the Fund, effective November 7, 2019, the Adviser has voluntarily waived the advisory fee. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

5. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

Comstock Capital Value Fund

Notes to Financial Statements (Continued)

6.  Portfolio Securities. Purchases and sales of securities during the fiscal year ended April 30, 2021, other than short term securities and U.S. Government Obligations, aggregated $0 and $0, respectively. Purchases and sales of U.S. Government Obligations for the fiscal year ended April 30, 2021, aggregated $14,886,462 and $15,559,967, respectively.

7. Capital Stock. From May 1 through November 6, 2019, the Fund offered four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended April 30, 2021 and 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended	Year Ended
	April 30, 2021	April 30, 2020
Class AAA
Shares sold	758	43,446
Shares redeemed	(8,963)	(327,008)
Net decrease	(8,205)	(283,562)

Class A
Shares sold	39,760	531,952
Shares redeemed	(70,201)	(1,479,700)
Net decrease	(30,441)	(947,748)

Class C
Shares sold	—	101,341
Shares redeemed	(86,204)	(585,952)
Net decrease	(86,204)	(484,611)

Class I
Shares sold	—	1,750,794
Shares redeemed	(56,508)	(2,602,389)
Net decrease	(56,508)	(851,595)

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Comstock Capital Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of Comstock Capital Value Fund

and the Board of Directors of Comstock Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Comstock Funds, Inc. (the “Company”) (comprising Comstock Capital Value Fund (the “Fund”)) as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Comstock Funds, Inc. at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli/GAMCO Funds investment companies since 1992.

Philadelphia, Pennsylvania

June 22, 2021

Comstock Capital Value Fund

Additional Fund Information (Unaudited)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Company’s Statement of Additional Information includes additional information about the Company’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Comstock Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]
INDEPENDENT DIRECTORS[4]:
Anthony S. Colavita Director Age: 59	Since 2009	21	Attorney, Anthony S. Colavita, P.C.; Supervisor, Town of Eastchester, NY	—
Vincent D. Enright Director Age: 77	Since 2000	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corp. (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) (2008-2014); Director of The LGL Group, Inc. (diversified manufacturing) (2011-2014)
Werner J. Roeder Director Age: 80	Since 2000	20	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:
Bruce N. Alpert President Age: 69	Since 2000	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Vice President – Mutual Funds, G.research, LLC
John C. Ball Treasurer Age: 45	Since 2017	Treasurer of registered investment companies within the Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Chief Executive Officer, G.distributors, LLC since December 2020
Peter Goldstein Secretary Age: 68	Since 2020	General Counsel, Gabelli Funds, LLC since July 2020; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)
Richard J. Walz Chief Compliance Officer Age: 62	Since 2013	Chief Compliance Officer of registered investment companies within the Fund Complex since 2013; Chief Compliance Officer for Gabelli Funds, LLC since 2015

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company’s By-Laws and Articles of Incorporation. For officers, includes time service in prior officer positions with the Fund. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]	Directors who are not interested persons, as defined in the 1940 Act, are considered “Independent” Directors.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a BS in Finance.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCOAPR21AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $20,000 for 2021 and $22,500 for 2020.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2021 and $3,800 for 2020. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2021 and $0 for 2020.
(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $53,598 for 2020 and $44,550 for 2021.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	July 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	July 1, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	July 1, 2021

* Print the name and title of each signing officer under his or her signature.